CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net income	¥ 1,985,587	¥ 2,586,106	¥ 1,926,985
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,792,375	1,734,033	1,610,950
Provision (reversal) for doubtful accounts and credit losses	80,065	76,069	98,666
Pension and severance costs, less payments	31,645	4,286	23,253
Losses on disposal of fixed assets	35,902	35,289	30,673
Unrealized losses (gains) on marketable securities	339,472	846	7,073
Deferred income taxes	(86,594)	(237,961)	(53,299)
Equity in earnings of affiliated companies	(360,066)	(470,083)	(362,060)
Changes in operating assets and liabilities, and other
Increase in accounts and notes receivable	(246,845)	(105,435)	(264,784)
Increase in inventories	(166,902)	(171,148)	(246,326)
(Increase) decrease in other current assets	(102,472)	(149,463)	2,135
Increase in accounts payable	94,887	46,648	145,957
Increase (decrease) in accrued income taxes	(141,329)	238,753	(121,032)
Increase in other current liabilities	351,122	211,452	480,094
Other	159,750	423,736	290,203
Net cash provided by operating activities	3,766,597	4,223,128	3,568,488
Cash flows from investing activities
Additions to finance receivables	(15,884,610)	(15,058,516)	(13,636,694)
Collection of finance receivables	14,834,709	14,013,204	12,885,944
Proceeds from sales of finance receivables	24,394	33,108	42,037
Additions to fixed assets excluding equipment leased to others	(1,452,725)	(1,291,117)	(1,223,878)
Additions to equipment leased to others	(2,286,162)	(2,307,590)	(2,317,559)
Proceeds from sales of fixed assets excluding equipment leased to others	65,437	71,820	41,238
Proceeds from sales of equipment leased to others	1,385,074	1,211,272	1,238,278
Purchases of marketable securities and security investments	(1,840,355)	(3,052,916)	(2,517,008)
Proceeds from sales of marketable securities and security investments	1,134,127	275,574	260,039
Proceeds upon maturity of marketable securities and security investments	1,564,671	2,247,964	1,641,502
Payment for additional investments in affiliated companies, net of cash acquired	5,010	(576)	44,274
Changes in investments and other assets, and other	(246,811)	197,681	571,888
Net cash used in investing activities	(2,697,241)	(3,660,092)	(2,969,939)
Cash flows from financing activities
Proceeds from issuance of long-term debt	5,000,921	4,793,939	4,603,446
Payments of long-term debt	(4,442,232)	(4,452,338)	(3,845,554)
Increase in short-term borrowings	164,282	347,738	273,037
Dividends paid to Toyota Motor Corporation class shareholders	(8,690)	(6,194)	(3,697)
Dividends paid to Toyota Motor Corporation common shareholders	(636,116)	(620,698)	(634,475)
Dividends paid to noncontrolling interests	(69,367)	(63,764)	(63,936)
Reissuance (repurchase) of treasury stock	(549,637)	(447,818)	(703,986)
Net cash used in financing activities	(540,839)	(449,135)	(375,165)
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(41,641)	(43,588)	(13,486)
Net increase in cash and cash equivalents and restricted cash and cash equivalents	486,876	70,313	209,898
Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	3,219,639	3,149,326	2,939,428
Cash and cash equivalents and restricted cash and cash equivalents at end of year	¥ 3,706,515	¥ 3,219,639	¥ 3,149,326